Consolidated Balance Sheets (Unaudited) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Current Assets:
Cash	$ 71,358	$ 15,005
Account receivables	36,209
Other receivables	620	1,461
Advances to suppliers	172,311	58,236
Total Current Assets	280,498	74,702
Current Liabilities:
Accounts payable	12,142	83
Payroll payable	7,895	8,002
Taxes payable	1,700	1,570
Advance from customers	31,433	25,803
Advance from customers - related party	355,892	1,703
Total Current Liabilities	646,407	382,201
Commitments and Contingencies
Stockholders’ Equity:
Common Stock, No par value, 100,000,000 shares authorized; 45,000,000 shares issued and outstanding as of June 30, 2023 and December 31, 2022
Additional paid-in capital	500,000	500,000
Accumulated deficits	(891,238)	(814,339)
Other comprehensive income	25,329	6,840
Total Stockholders’ Equity	(365,909)	(307,499)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	280,498	74,702
Related Party [Member]
Current Liabilities:
Other payables	118,288	220,054
Nonrelated Party [Member]
Current Liabilities:
Other payables	$ 119,057	$ 124,986